EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings (Loss) Per Share	■ Earnings Per Share

For the years ended December 31 ($ millions, except shares in millions and per share amounts in dollars)	2024		2023
	Basic	Diluted	Basic	Diluted
Net income	$3,088	$3,088	$1,953	$1,953
Net income attributable to non-controlling interests	(944)	(944)	(681)	(681)
Net income attributable to the equity holders of Barrick Gold Corporation	$2,144	$2,144	$1,272	$1,272
Weighted average shares outstanding	1,751	1,751	1,755	1,755
Basic and diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation	$1.22	$1.22	$0.72	$0.72